Financial instruments - Payments agreed by contracts (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	€ 4,869,232	€ 4,200,668
Non-discounted payments, financial instruments	4,882,721	4,262,451
1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	3,087,301	4,872,783
Non-discounted payments, financial instruments	3,095,367	4,875,367
3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	3,556,120	2,529,657
Non-discounted payments, financial instruments	3,557,902	2,536,311
Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	3,115,671	3,912,257
Non-discounted payments, financial instruments	3,102,071	3,945,572
Accounts payable to unrelated parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	722,974	904,278
Accounts payable to unrelated parties | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	206	378
Accounts payable to related parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	97,951	80,044
Other current financial liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	952,436	937,181
Other current financial liabilities | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	267	365
Other current financial liabilities | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	429	363
Other current financial liabilities | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	12,784	13,324
Short-term debt | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	17,015	2,099
Bonds | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	1,696,547	638,721
Bonds | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1,627,094	2,906,524
Bonds | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	2,355,856	1,128,390
Bonds | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	1,968,541	2,460,076
Other long-term debt | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	33,606	46,220
Other long-term debt | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	68,562	81,585
Other long-term debt | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	235,990	242,992
Other long-term debt | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	1,602	3,564
Lease liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	710,456	783,791
Lease liabilities | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1,305,953	1,476,278
Lease liabilities | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	905,037	1,067,295
Lease liabilities | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	1,102,559	1,408,652
Variable payments outstanding for acquisition | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	238	1,127
Variable payments outstanding for acquisition | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	157	4,986
Variable payments outstanding for acquisition | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments		157
Variable payments outstanding for acquisition | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	2,905	1,739
Put option liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	638,009	807,207
Put option liabilities | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	85,062	402,667
Put option liabilities | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	58,808	90,460
Put option liabilities | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	27,280	24,902
Derivatives - cash flow hedging instruments | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	3,238	17,008
Derivatives - cash flow hedging instruments | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	(182)
Inflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	(202,641)	(371,514)
Inflow | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	(7,910)
Outflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	205,879	388,522
Outflow | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	7,728
Derivatives - not designated as hedging instruments | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	10,251	44,775
Derivatives - not designated as hedging instruments | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	8,248	2,584
Derivatives - not designated as hedging instruments | 3 - 5 years
Payments
Non-discounted payments, derivative financial instruments	1,782	6,654
Derivatives - not designated as hedging instruments | Over 5 Years
Payments
Non-discounted payments, derivative financial instruments	(13,600)	33,315
Inflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	(799,873)	(1,774,151)
Inflow | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	(27,542)	(16,598)
Inflow | 3 - 5 years
Payments
Non-discounted payments, derivative financial instruments	(7,444)	(4,747)
Inflow | Over 5 Years
Payments
Non-discounted payments, derivative financial instruments	(38,283)	(18,954)
Outflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	810,124	1,818,926
Outflow | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	35,790	19,182
Outflow | 3 - 5 years
Payments
Non-discounted payments, derivative financial instruments	9,226	11,401
Outflow | Over 5 Years
Payments
Non-discounted payments, derivative financial instruments	€ 24,683	€ 52,269